Legal Proceedings	6 Months Ended
Apr. 30, 2020
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Legal Proceedings
Note 13: Legal Proceedings
The bank and its subsidiaries are party to legal proceedings, including regulatory investigations, in the ordinary course of business. This quarter, an Ontario court made a liability finding and awarded an accounting of profits in a class action involving BMO Nesbitt Burns Inc., BMO InvestorLine Inc. and BMO Trust Company regarding disclosures of foreign exchange conversion spreads when converting foreign exchange in registered accounts. The monetary award will be determined at a court hearing in Q1 2021 based on profits earned during the class period, less reasonable expenses, plus pre-judgment interest. The lawsuit claimed monetary awards up to
$419
million (at May 2019). We have appealed the decision. The Plaintiffs have also appealed.
While there is inherent difficulty in predicting the ultimate outcome of this or other proceedings, management does not expect the outcome of any of these proceedings, individually or in the aggregate, to have a material adverse effect on the consolidated financial position or the results of operations of the bank.